AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 93.4%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	379,075	$4,196,362
(cost $3,625,698)

Short-Term Investment — 2.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $92,068)	92,068	92,068

TOTAL INVESTMENTS—95.5% (cost $3,717,766)(wa)		4,288,430

Other assets in excess of liabilities(z) — 4.5%		204,278

Net Assets — 100.0%		$4,492,708

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	10 Year U.S. Treasury Notes	Dec. 2025	$2,812,500	$6,030
20	10 Year U.S. Ultra Treasury Notes	Dec. 2025	2,301,563	25,390
				31,420
Short Positions:
5	2 Year U.S. Treasury Notes	Dec. 2025	1,041,992	(849)
20	5 Year U.S. Treasury Notes	Dec. 2025	2,183,906	(1,258)
6	20 Year U.S. Treasury Bonds	Dec. 2025	699,562	(15,461)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	240,125	(7,175)
				(24,743)
				$6,677
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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